Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Calculations of basic and diluted earnings per unit

(in US $ millions, except per unit data)	2018	2017	2016
Net income attributable to:
Common unitholders	$56.1	$141.2	$240.7
Subordinated unitholders	—	—	37.8
Seadrill member interest	—	—	2.5
Net income attributable to Seadrill Partners LLC owners	$56.1	$141.2	$281

Weighted average units outstanding (in thousands):
Common unitholders	75,278	75,278	75,278
Subordinated unitholders	16,543	16,543	16,543

Earnings per unit:
Common unitholders	$0.75	$1.88	$3.20
Subordinated unitholders	$—	$—	$2.28

Cash distributions declared and paid in the period per unit (1) (2)	$0.4000	$0.4000	$0.7000

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$0.0100	$0.1000	$0.1000

(1) Refers to the cash distributions declared and paid during the year.
(2) Distributions were declared and paid only with respect to the common units in 2018.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.